Income taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Allowance for doubtful accounts	$ 66	$ 55
Accrued vacation		21
Accrued bonuses		137
Accruals and reserves		21
Depreciation	14	11
Interest expense limitation	1,922	1
Investment in partnership	2,548
Lease liability	153	221
Net operating losses	26,852	2,366
Total deferred tax assets before valuation allowance	31,555	2,833
Less: valuation allowance	(29,164)
Total deferred tax assets after valuation allowance	2,391	2,833
Right of use asset	(142)	(206)
Intangible assets	(1,351)	(1,831)
Capitalized transaction costs		53
Goodwill	(1,115)	(1,027)
Total deferred tax liabilities	(2,608)	(3,011)
Net deferred tax liabilities	$ (217)	$ (178)